11. INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Statutory federal income tax rate	(25.00%)	(27.00%)	(29.00%)
Change in valuation allowance	(5.00%)	(5.00%)	(10.00%)
Non-deductible stock-based compensation	1.00%	2.00%	1.00%
Non-deductible change in fair value of derivative Liability	30.00%	30.00%	36.00%
Effect of foreign exchange	1.00%	2.00%	3.00%
Effect of reduction in income tax rate	(2.00%)	(2.00%)	(1.00%)
Total